Structured entities - Nature of interests (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	£ 186,857	£ 193,734
Financial assets at fair value through other comprehensive income	74,394	78,059
Loans and advances at amortised cost	361,523	346,273
Debt securities at amortised cost	68,475	68,210
Other assets	5,239	4,819
Total assets	1,544,165	1,518,202	£ 1,477,500
Total
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	654	1,295
Financial assets at fair value through other comprehensive income	3,811	5,571
Loans and advances at amortised cost	47,279	47,151
Debt securities at amortised cost	23,818	24,331
Other assets	0	0
Total assets	75,562	78,348
Total off-balance sheet notional amounts	36,192	37,267
Maximum exposure to loss	111,754	115,615
Total assets of the entity	309,550	320,438
Total | Barclays owned, not consolidated entities
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Debt securities at amortised cost	0	0
Other assets	0	0
Total assets	0	0
Total off-balance sheet notional amounts	0	0
Maximum exposure to loss	0	0
Total assets of the entity	0	0
Multi-seller conduit programme
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	9,697	11,103
Debt securities at amortised cost	0	0
Other assets	0	0
Total assets	9,697	11,103
Total off-balance sheet notional amounts	11,326	11,530
Maximum exposure to loss	21,023	22,633
Total assets of the entity	32,527	41,431
Lending
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	25	27
Financial assets at fair value through other comprehensive income	2,367	3,206
Loans and advances at amortised cost	37,582	36,048
Debt securities at amortised cost	0	0
Other assets	0	0
Total assets	39,974	39,281
Total off-balance sheet notional amounts	24,866	25,737
Maximum exposure to loss	64,840	65,018
Total assets of the entity	195,337	203,723
Other
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	629	1,268
Financial assets at fair value through other comprehensive income	1,444	2,365
Loans and advances at amortised cost	0	0
Debt securities at amortised cost	23,818	24,331
Other assets	0	0
Total assets	25,891	27,964
Total off-balance sheet notional amounts	0	0
Maximum exposure to loss	25,891	27,964
Total assets of the entity	£ 81,686	£ 75,284